UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)			3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses		$ 14,291	$ 489,640	$ 624,893
Loss from operations			(489,640)	(624,893)
Other income (expense)
Change in fair value of derivative warrant liabilities			(1,961,250)	(2,484,250)
Offering costs associated with derivative warrant liabilities				(502,450)
Income from investments held in Trust Account			5,153	6,739
Net loss		$ (14,691)	$ (2,445,737)	$ (3,604,854)
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net income (loss) per share		$ 0.00
Class A Ordinary Shares | Common Stock Subject To Possible Redemption
Other income (expense)
Weighted average shares outstanding, basic and diluted			31,550,742	31,564,442
Basic and diluted net income (loss) per share			$ 0.00	$ 0.00
Non Redeemable Class A And Class B Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted			11,574,258	10,169,649
Basic and diluted net income (loss) per share			$ (0.21)	$ (0.36)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number excludes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4.)